Income Taxes (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and valuation allowance
Gross deferred tax assets	$ 2,400,000	$ 2,100,000	$ 1,573,000
Valuation allowance	(2,400,000)	(2,100,000)	(1,573,000)
Net deferred tax asset